Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 372	$ 506
Receivables, net	515	532
Other current assets	302	163
Total Current Assets Before Fiduciary Assets	1,189	1,201
Fiduciary assets	1,280	1,030
Total Current Assets	2,469	2,231
Goodwill	3,638	2,245
Intangible assets, net	4,170	1,733
Fixed assets, net	236	334
Deferred tax assets, net	3	5
Other assets	472	408
Total Assets	10,988	6,956
Current Liabilities
Accounts payable and accrued liabilities	406	394
Current portion of long term debt	38	37
Other current liabilities	401	324
Total Current Liabilities Before Fiduciary Liabilities	845	755
Fiduciary liabilities	1,280	1,030
Total Current Liabilities	2,125	1,785
Deferred tax liabilities	36
Long term debt	2,830	4,041
Tax receivable agreement	581
Financial instruments	135
Other liabilities	353	447
Total Liabilities	6,060	6,273
Commitments and Contingencies (Note 19)
Stockholders' Equity
Additional paid-in-capital	4,228
Retained deficit	(96)	(127)
Members' equity		852
Accumulated other comprehensive income (loss)	8	(42)
Total Alight, Inc. Equity	4,140	683
Noncontrolling Interest	788
Total Stockholders' Equity	4,928	683
Total Liabilities and Stockholders' Equity	$ 10,988	$ 6,956